Other Current Assets (Details) - Schedule of other current assets - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Current Assets [Abstract]
Prepaid expenses (primarily insurance policies)	[1]	$ 108,250	$ 149,349
Government authorities		122,069	103,354
Other	[1]		87
Total		$ 230,319	$ 252,790

[1]	Reclassified